Supplemental Cash Flow Information (Details) - Schedule of Reconciliation of Liabilities arising from Financing Activities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Indebtedness [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance	$ 3,850,081	$ 3,792,597	$ 3,187,152
Cash outflows	(344,014)	(97,234)
Cash inflows			619,900
Debt issue costs			(6,834)
Prepayment option at inception – 2026 Senior Secured Notes			1,896
Amortization of deferred financing costs, prepayment options and loss on repayment	1,028	842	558
Gain on repurchase of debt	(230,080)	(106,916)
Non-cash additions
Interest paid
Interest accrued
Non-cash disposals
Impact of foreign exchange	(79,996)	260,792	(10,075)
Ending balance	3,197,019	3,850,081	3,792,597
Satellite performance incentive payments [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance	25,124	30,344	37,574
Cash outflows	(6,385)	(6,667)	(6,914)
Cash inflows
Debt issue costs
Prepayment option at inception – 2026 Senior Secured Notes
Amortization of deferred financing costs, prepayment options and loss on repayment
Gain on repurchase of debt
Non-cash additions
Interest paid
Interest accrued
Non-cash disposals
Impact of foreign exchange	(468)	1,447	(316)
Ending balance	18,271	25,124	30,344
Lease liabilities [member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance	34,106	35,678	29,051
Cash outflows	(2,171)	(2,498)	(2,178)
Cash inflows
Debt issue costs
Prepayment option at inception – 2026 Senior Secured Notes
Amortization of deferred financing costs, prepayment options and loss on repayment
Gain on repurchase of debt
Non-cash additions	1,473	376	10,074
Interest paid	(1,523)	(1,611)	(1,499)
Interest accrued	1,523	1,611	1,499
Non-cash disposals		(558)	(939)
Impact of foreign exchange	(69)	1,108	(330)
Ending balance	$ 33,339	$ 34,106	$ 35,678